INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Finished goods	$ 18,214	$ 16,297
Work in progress	46,688	39,002
Raw materials	0	425
Total current inventories	$ 64,902	$ 55,724